Subsequent Events (Narrative) (Detail) - Subsequent Event [Member] ¥ / shares in Units, ¥ in Millions, € in Billions		1 Months Ended
	Nov. 13, 2019 JPY (¥) ¥ / shares shares	Dec. 23, 2019 JPY (¥) shares	Jan. 27, 2020 JPY (¥)	Nov. 18, 2019 JPY (¥)	Nov. 18, 2019 EUR (€)
MUFG Capital Finance 9 Limited [Member] | Non-cumulative and Non-dilutive Perpetual Preferred Securities [Member]
Subsequent Event [Line Items]
Non-dilutive perpetual preferred securities redeemed			¥ 240,000
MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member]
Subsequent Event [Line Items]
Aviation finance client lending portfolio transfer completed				¥ 480,000	€ 4.0
Common Stock [Member]
Subsequent Event [Line Items]
Dividends payable, amount per share | ¥ / shares	¥ 12.5
Dividends payable, total amount	¥ 161,991
Dividends payable, date to be paid	Dec. 05, 2019
Dividends payable, date of record	Sep. 30, 2019
Number of own shares repurchased | shares		85,775,400
Approximate repurchase amount in aggregate of own shares based on the discretionary dealing contract		¥ 50,000
Approximate percentage of shares allowed for repurchase over total number of outstanding shares	0.77%
Date of own shares to be cancelled	Jan. 20, 2020
Common Stock [Member] | Maximum [Member]
Subsequent Event [Line Items]
Number of shares allowed for repurchase | shares	100,000,000
Aggregate amount of shares allowed for repurchase	¥ 50,000